Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Expected Future Minimum Lease Payments
	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	660	1,109	1,769
1 - 3 years	584	724	1,308
4 - 5 years	—	—	—
More than 5 years	—	—	—
Total	1,244	1,833	3,077

Schedule of R&D and Revenue Related Milestone Payments

	Future potential R&D milestone payments	Future potential revenue milestone payments	TOTAL
	$	$	$
Less than 1 year	30	—	30
1 - 3 years	—	—	—
4 - 5 years	435	—	435
More than 5 years	4,305	7,733	12,038
Total	4,770	7,733	12,503